Eaton Vance
New York Municipal Opportunities Fund
December 31, 2022
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 92.6%
Security	Principal Amount (000's omitted)	Value
Cogeneration — 0.2%
Suffolk County Industrial Development Agency, NY, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23	$120	$ 120,000
		$ 120,000
Education — 14.3%
Albany Capital Resource Corp., NY, (Empire Commons Student Housing, Inc.), 5.00%, 5/1/26	$300	$ 309,897
Buffalo and Erie County Industrial Land Development Corp., NY, (Global Concepts Charter School), 5.00%, 10/1/37	405	413,444
Build NYC Resource Corp., NY, (Academic Leadership Charter School), 4.00%, 6/15/29	100	98,936
Build NYC Resource Corp., NY, (Grand Concourse Academy Charter School), 5.00%, 7/1/32	300	317,304
Dutchess County Local Development Corp., NY, (Culinary Institute of America), 4.00%, 7/1/36	200	188,122
Dutchess County Local Development Corp., NY, (Marist College), 5.00%, 7/1/29	130	141,562
Monroe County Industrial Development Corp., NY, (Nazareth College of Rochester):
5.00%, 10/1/24	885	905,771
5.00%, 10/1/25	930	962,950
Monroe County Industrial Development Corp., NY, (True North Rochester Preparatory Charter School), 5.00%, 6/1/40(1)	165	165,879
Monroe County Industrial Development Corp., NY, (University of Rochester), 4.00%, 7/1/50	2,000	1,861,560
Schenectady County Capital Resource Corp., NY, (Union College), 5.25%, 7/1/52	370	396,729
St. Lawrence County Industrial Development Agency, NY, (Clarkson University):
5.00%, 9/1/29	90	97,113
5.00%, 9/1/34	125	133,793
5.00%, 9/1/35	125	132,734
Series 2021A, 5.00%, 9/1/30	50	54,307
Series 2021A, 5.00%, 9/1/31	90	97,999
Series 2021A, 5.00%, 9/1/32	70	75,692
Series 2021B, 5.00%, 9/1/30	225	244,379
Series 2021B, 5.00%, 9/1/31	260	283,109
Series 2021B, 5.00%, 9/1/32	200	216,262
Series 2021B, 5.00%, 9/1/33	225	242,122
Troy Capital Resource Corp., NY, (Rensselaer Polytechnic Institute), 5.00%, 9/1/35	1,000	1,067,970
Security	Principal Amount (000's omitted)	Value
Education (continued)
Yonkers Economic Development Corp., NY, (Lamartine/Warburton, LLC - Charter School of Educational Excellence):
4.00%, 10/15/29	$330	$ 307,949
4.00%, 10/15/30	410	377,827
5.00%, 10/15/39	80	73,669
		$ 9,167,079
Escrowed/Prerefunded — 2.5%
Chautauqua County Capital Resource Corp., NY, (Jamestown Center City Development Corp.), Prerefunded to 11/1/24, 1.75%, 11/1/31	$1,650	$ 1,619,921
		$ 1,619,921
General Obligations — 4.4%
New York, NY:
4.00%, 9/1/46	$1,000	$ 938,100
5.25%, 10/1/42	1,000	1,113,550
Puerto Rico:
0.00%, 7/1/24	10	9,184
0.00%, 7/1/33	38	20,672
4.00%, 7/1/35	27	22,475
5.25%, 7/1/23	17	16,546
5.625%, 7/1/29	208	213,256
5.75%, 7/1/31	63	65,693
Valley Stream, NY:
2.00%, 5/15/25	235	222,282
2.125%, 5/15/26	240	222,792
		$ 2,844,550
Hospital — 10.9%
Brookhaven Local Development Corp., NY, (Long Island Community Hospital), 5.00%, 10/1/31	$650	$ 702,351
Dutchess County Local Development Corp., NY, (Nuvance Health), 5.00%, 7/1/24	140	142,584
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center):
4.00%, 11/1/28	1,390	1,369,164
4.00%, 11/1/29	1,110	1,084,137
Nassau County Local Economic Assistance Corp., NY, (Catholic Health Services of Long Island), 5.00%, 7/1/23	500	503,465
New York Dormitory Authority, (Montefiore Obligated Group), 4.00%, 9/1/37	400	353,444
New York Dormitory Authority, (Northwell Health Obligated Group), 5.00%, 5/1/52	760	775,603

Eaton Vance
New York Municipal Opportunities Fund
December 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
New York Dormitory Authority, (Orange Regional Medical Center):
5.00%, 12/1/23(1)	$400	$ 403,440
5.00%, 12/1/24(1)	600	609,168
5.00%, 12/1/25(1)	500	512,670
Series 2017, 5.00%, 12/1/26(1)	500	512,890
		$ 6,968,916
Housing — 2.4%
New York City Housing Development Corp., NY, 0.90% to 1/1/26 (Put Date), 11/1/60	$855	$ 781,632
Westchester County Local Development Corp., NY, (Purchase Housing Corp. II):
5.00%, 6/1/24	165	168,161
5.00%, 6/1/25	170	175,041
5.00%, 6/1/26	170	176,513
5.00%, 6/1/27	240	250,786
		$ 1,552,133
Industrial Development Revenue — 7.5%
Build NYC Resource Corp., NY, (Pratt Paper (NY), Inc.), (AMT), 4.50%, 1/1/25(1)	$315	$ 317,756
Essex County Industrial Development Agency, NY, (International Paper Co.), (AMT), 2.10% to 10/1/24 (Put Date), 3/1/27	625	602,750
New York Energy Research and Development Authority, (Rochester Gas and Electric Corp.), 2.875% to 7/1/25 (Put Date), 5/15/32	1,155	1,152,748
New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.):
(AMT), 2.875% to 12/3/29 (Put Date), 12/1/44(1)	250	216,200
(AMT), 3.125% to 6/1/26 (Put Date), 12/1/44(1)	1,000	939,490
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment), (AMT), 4.00%, 10/1/30	1,000	967,560
Niagara Area Development Corp., NY, (Covanta), 3.50%, 11/1/24(1)	610	594,195
		$ 4,790,699
Insured - Electric Utilities — 3.2%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$2,050	$ 2,064,534
		$ 2,064,534
Insured - General Obligations — 4.1%
Clinton County, NY, (AGM), (AMT), 3.50%, 6/1/27	$1,000	$ 1,014,020
Security	Principal Amount (000's omitted)	Value
Insured - General Obligations (continued)
Nassau County, NY, (AGM), 4.00%, 4/1/47	$550	$ 518,908
Oyster Bay, NY, (AGM), 5.00%, 8/1/26	1,000	1,079,150
		$ 2,612,078
Insured - Solid Waste — 1.5%
Onondaga County Resource Recovery Agency, NY:
(AGM), (AMT), 5.00%, 5/1/26	$150	$ 159,213
(AGM), (AMT), 5.00%, 5/1/28	740	797,905
		$ 957,118
Lease Revenue/Certificates of Participation — 0.8%
Hudson Yards Infrastructure Corp., NY, 5.00%, 2/15/42	$475	$ 500,926
		$ 500,926
Other Revenue — 2.5%
Albany Parking Authority, NY, 5.00%, 7/15/23	$700	$ 705,803
New York State Urban Development Corp., Personal Income Tax Revenue, 4.00%, 3/15/48	1,000	920,460
		$ 1,626,263
Senior Living/Life Care — 7.8%
Brookhaven Local Development Corp., NY, (Jefferson's Ferry):
4.00%, 11/1/45	$300	$ 248,694
5.25%, 11/1/25	750	767,565
Broome County Local Development Corp., NY, (Good Shepherd Village at Endwell, Inc.), 3.50%, 7/1/25	455	438,575
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/23	1,455	1,468,764
Suffolk County Economic Development Corp., NY, (Peconic Landing at Southold, Inc.), 5.00%, 12/1/34	1,000	1,013,350
Westchester County Local Development Corp., NY, (Miriam Osborn Memorial Home Association):
5.00%, 7/1/24	460	470,102
5.00%, 7/1/25	260	269,815
5.00%, 7/1/26	290	304,636
		$ 4,981,501
Special Tax Revenue — 13.9%
American Samoa Economic Development Authority, 5.00%, 9/1/38(1)	$200	$ 200,556
New York City Transitional Finance Authority, NY, Future Tax Revenue, 4.00%, 8/1/38	1,000	977,380
New York Dormitory Authority, Sales Tax Revenue:
5.00%, 3/15/42	1,000	1,051,670
(AMT), 5.00%, 3/15/30	1,875	2,072,550

Eaton Vance
New York Municipal Opportunities Fund
December 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
New York State Urban Development Corp., Personal Income Tax Revenue:
4.00%, 3/15/45	$750	$ 701,730
5.00%, 9/15/28	1,000	1,125,440
New York State Urban Development Corp., Sales Tax Revenue, 4.00%, 3/15/39	1,330	1,311,806
New York Thruway Authority, Personal Income Tax Revenue, 5.00%, 3/15/48	375	399,832
Triborough Bridge and Tunnel Authority, NY, 5.00%, 5/15/51	1,000	1,058,950
		$ 8,899,914
Transportation — 11.8%
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.00%, 7/1/46	$1,000	$ 958,680
New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport):
4.00%, 12/1/42	200	181,998
(AMT), 4.00%, 12/1/40	50	45,253
Niagara Frontier Transportation Authority, NY, (Buffalo Niagara International Airport):
(AMT), 5.00%, 4/1/24	795	809,930
(AMT), 5.00%, 4/1/28	520	550,301
(AMT), 5.00%, 4/1/29	275	292,259
(AMT), 5.00%, 4/1/30	455	483,883
Port Authority of New York and New Jersey:
(AMT), 5.00%, 10/15/35	740	773,981
(AMT), 5.50%, 8/1/52	1,000	1,077,520
Triborough Bridge and Tunnel Authority, NY:
3.00%, 11/15/46	1,000	754,440
5.00%, 11/15/49	1,000	1,056,710
Green Bonds, 5.00%, 11/15/32	500	591,285
		$ 7,576,240
Water and Sewer — 4.8%
New York City Municipal Water Finance Authority, NY, (Water and Sewer System):
5.00%, 6/15/28	$1,000	$ 1,088,520
(SPA: JPMorgan Chase Bank, N.A.), 3.65%, 6/15/50(2)	1,000	1,000,000
(SPA: Mizuho Bank, Ltd.), 3.40%, 6/15/44(2)	1,000	1,000,000
		$ 3,088,520
Total Tax-Exempt Municipal Obligations (identified cost $61,099,180)		$59,370,392

Taxable Municipal Obligations — 3.4%
Security	Principal Amount (000's omitted)	Value
Education — 1.4%
New York Dormitory Authority, (State University of New York), 1.366%, 7/1/25	$1,000	$ 914,720
		$ 914,720
General Obligations — 1.4%
New York, NY, 1.50%, 8/1/28	$1,000	$ 830,770
Puerto Rico, GO Contingent Value Instrument, 0.00%, 11/1/43	140	61,544
		$ 892,314
Special Tax Revenue — 0.6%
New York Dormitory Authority, Personal Income Tax Revenue, Escrowed to Maturity, 1.538%, 3/15/27	$415	$ 362,415
		$ 362,415
Total Taxable Municipal Obligations (identified cost $2,447,572)		$ 2,169,449
Total Investments — 96.0% (identified cost $63,546,752)		$61,539,841
Other Assets, Less Liabilities — 4.0%		$ 2,541,337
Net Assets — 100.0%		$64,081,178
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2022, the aggregate value of these securities is $4,472,244 or 7.0% of the Fund's net assets.
(2)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at December 31, 2022.
The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At December 31, 2022, 9.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 3.4% to 5.8% of total investments.

Eaton Vance
New York Municipal Opportunities Fund
December 31, 2022
Portfolio of Investments (Unaudited) — continued

Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
NPFG	– National Public Finance Guarantee Corp.
SPA	– Standby Bond Purchase Agreement
The Fund did not have any open derivative instruments at December 31, 2022.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At December 31, 2022, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$59,370,392	$ —	$59,370,392
Taxable Municipal Obligations	—	2,169,449	—	2,169,449
Total Investments	$ —	$61,539,841	$ —	$61,539,841
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended December 31, 2022 is not presented.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.
4